Remuneration System for the Management Board and Employees of the Group - Summary of Performance Shares of Related Parties (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Performance Share [Member]
Performance Shares of Related Parties [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	3,105	9,047
Additions	0
Expired	(1,799)
Forfeitures	0
Allocations	(4,143)
JeanPaul Kress M D [Member] | Performance Share [Member]
Performance Shares of Related Parties [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	0	0
Additions	0
Expired	0
Forfeitures	0
Allocations	0
Sung Lee [Member] | Performance Share [Member]
Performance Shares of Related Parties [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	0	0
Additions	0
Expired	0
Forfeitures	0
Allocations	0
Malte Peters M D [Member] | Performance Share [Member]
Performance Shares of Related Parties [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	3,105	9,047
Additions	0
Expired	(1,799)
Forfeitures	0
Allocations	(4,143)
Roland Wandeler Ph D [Member]
Performance Shares of Related Parties [Line Items]
Expired	0
Roland Wandeler Ph D [Member] | Performance Share [Member]
Performance Shares of Related Parties [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	0	0
Additions	0
Forfeitures	0
Allocations	0